UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544

                                                                                          or

                                                                                                       Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

FUNDAMENTAL VALUE FUND

FORM N-Q

JUNE 30, 2009

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited)	June 30, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS † - 99.2%
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 1.2%
693,900	Carnival Corp.	$17,881,803
260,570	Marriott International Inc., Class A Shares	5,750,774

	Total Hotels, Restaurants & Leisure	23,632,577

Household Durables - 0.9%
1,006,800	Toll Brothers Inc. *	17,085,396

Media - 2.6%
2,243,050	Walt Disney Co.	52,330,357

Specialty Retail - 4.8%
1,481,127	Gap Inc.	24,290,483
2,185,030	Home Depot Inc.	51,632,259
618,090	Penske Automotive Group Inc.	10,285,017
684,760	Williams-Sonoma Inc.	8,128,101

	Total Specialty Retail	94,335,860

	TOTAL CONSUMER DISCRETIONARY	187,384,190

CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 2.1%
1,995,700	Safeway Inc.	40,652,409

Food Products - 2.4%
979,950	Unilever PLC (a)	22,986,262
1,068,780	Unilever PLC, ADR	25,116,330

	Total Food Products	48,102,592

	TOTAL CONSUMER STAPLES	88,755,001

ENERGY - 12.0%
Energy Equipment & Services - 7.4%
822,480	Baker Hughes Inc.	29,971,171
1,417,280	Halliburton Co.	29,337,696
734,050	Schlumberger Ltd.	39,719,445
265,806	Transocean Ltd. *	19,746,728
1,395,320	Weatherford International Ltd. *	27,292,459

	Total Energy Equipment & Services	146,067,499

Oil, Gas & Consumable Fuels - 4.6%
753,800	Anadarko Petroleum Corp.	34,214,982
207,160	ConocoPhillips	8,713,150
335,280	Exxon Mobil Corp.	23,439,425
368,400	Hess Corp.	19,801,500
98,920	Murphy Oil Corp.	5,373,334

	Total Oil, Gas & Consumable Fuels	91,542,391

	TOTAL ENERGY	237,609,890

FINANCIALS - 20.2%
Capital Markets - 5.6%
653,110	Franklin Resources Inc.	47,030,451
177,200	GAMCO Investors Inc., Series A	8,594,200
1,161,975	State Street Corp.	54,845,220
2,677	Teton Advisors Inc. (a)(b)(c)*	0

	Total Capital Markets	110,469,871

Commercial Banks - 2.0%
885,320	Comerica Inc.	18,724,518
467,387	East-West Bancorp Inc.	3,033,342
3,444,900	KeyCorp	18,051,276

	Total Commercial Banks	39,809,136

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

SHARES	SECURITY	VALUE
Diversified Financial Services - 6.4%
4,598,230	Bank of America Corp.	$60,696,636
1,956,590	JPMorgan Chase & Co.	66,739,285

	Total Diversified Financial Services	127,435,921

Insurance - 3.2%
490,330	Allied World Assurance Holdings Ltd.	20,020,174
1,082,470	Chubb Corp.	43,168,904

	Total Insurance	63,189,078

Real Estate Investment Trusts (REITs) - 3.0%
402,450	Host Hotels & Resorts Inc.	3,376,555
336,230	Jones Lang LaSalle Inc.	11,004,808
539,990	LaSalle Hotel Properties	6,663,477
730,301	Simon Property Group Inc.	37,559,380

	Total Real Estate Investment Trusts (REITs)	58,604,220

	TOTAL FINANCIALS	399,508,226

HEALTH CARE - 11.6%
Health Care Providers & Services - 1.4%
597,510	McKesson Corp.	26,290,440

Life Sciences Tools & Services - 0.4%
1,869,326	Enzo Biochem Inc. *	8,281,114

Pharmaceuticals - 9.8%
963,700	Abbott Laboratories	45,332,448
841,370	Johnson & Johnson	47,789,816
1,877,430	Merck & Co. Inc.	52,492,943
1,111,110	NexMed Inc. *	528,333
1,171,880	Novartis AG, ADR	47,800,985

	Total Pharmaceuticals	193,944,525

	TOTAL HEALTH CARE	228,516,079

INDUSTRIALS - 15.4%
Aerospace & Defense - 4.1%
564,470	Boeing Co.	23,989,975
980,470	Honeywell International Inc.	30,786,758
569,820	Northrop Grumman Corp.	26,029,378

	Total Aerospace & Defense	80,806,111

Air Freight & Logistics - 2.1%
828,360	United Parcel Service Inc., Class B Shares	41,409,716

Building Products - 0.3%
282,120	Simpson Manufacturing Co. Inc.	6,099,434

Construction & Engineering - 2.0%
428,070	Fluor Corp.	21,955,710
205,360	Jacobs Engineering Group Inc. *	8,643,603
570,580	Tutor Perini Corp. *	9,905,269

	Total Construction & Engineering	40,504,582

Industrial Conglomerates - 3.6%
1,859,260	General Electric Co.	21,790,527
2,451,880	McDermott International Inc. *	49,797,683

	Total Industrial Conglomerates	71,588,210

Machinery - 3.0%
666,140	Dover Corp.	22,042,572
507,260	PACCAR Inc.	16,491,023
462,300	Parker Hannifin Corp.	19,860,408

	Total Machinery	58,394,003

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

SHARES	SECURITY	VALUE
Professional Services - 0.3%
252,110	Robert Half International Inc.	$5,954,838

	TOTAL INDUSTRIALS	304,756,894

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 3.3%
2,840,510	Cisco Systems Inc. *	52,947,106
1,248,270	Telefonaktiebolaget LM Ericsson, ADR	12,208,081

	Total Communications Equipment	65,155,187

Internet Software & Services - 1.6%
1,838,320	eBay Inc. *	31,490,422

Semiconductors & Semiconductor Equipment - 11.3%
4,877,750	Applied Materials Inc.	53,508,918
1,626,230	Novellus Systems Inc. *	27,158,041
162,800	Samsung Electronics Co., Ltd., GDR (c)	37,973,100
4,314,363	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	40,598,156
2,665,170	Texas Instruments Inc.	56,768,121
179,990	Varian Semiconductor Equipment Associates Inc. *	4,317,960
251,383	Verigy Ltd. *	3,059,331

	Total Semiconductors & Semiconductor Equipment	223,383,627

Software - 4.2%
444,100	Citrix Systems Inc. *	14,162,349
2,244,720	Lawson Software Inc. *	12,525,537
2,362,470	Microsoft Corp.	56,155,912

	Total Software	82,843,798

	TOTAL INFORMATION TECHNOLOGY	402,873,034

MATERIALS - 1.7%
Metals & Mining - 0.8%
95,200	BHP Billiton Ltd., ADR	5,210,296
223,230	Nucor Corp.	9,918,109

	Total Metals & Mining	15,128,405

Paper & Forest Products - 0.9%
617,370	Weyerhaeuser Co.	18,786,569

	TOTAL MATERIALS	33,914,974

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.6%
1,276,200	AT&T Inc.	31,700,808

Wireless Telecommunication Services - 2.3%
2,319,172	Vodafone Group PLC, ADR	45,200,663

	TOTAL TELECOMMUNICATION SERVICES	76,901,471

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $2,135,943,396)	1,960,219,759

FACE AMOUNT
SHORT-TERM INVESTMENT ‡ - 0.9%
Repurchase Agreement - 0.9%
$17,856,000	Interest in $489,946,000 joint tri-party repurchase agreement dated 6/30/09 with Greenwich Capital Markets Inc., 0.080% due 7/1/09; Proceeds at maturity - $17,856,040; (Fully collateralized by various U.S. government agency obligations, 1.750% to 6.625% due 8/18/09 to 2/20/29; Market value - $18,213,214) (Cost - $17,856,000)	17,856,000

	TOTAL INVESTMENTS - 100.1% (Cost - $2,153,799,396#)	1,978,075,759

See Notes to Schedule of Investments.

LEGG MASON PARTNERS FUNDAMENTAL VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

Liabilities in Excess of Other Assets - (0.1)%	(2,856,745)

TOTAL NET ASSETS - 100.0%	$1,975,219,014

†	Under the statement of Financial Accounting Standards No. 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Schedule of Investments.

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Schedule of Investments.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Fundamental Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks and/or Other Equity Investments †	$1,960,219,759	—	—	$1,960,219,759
Short-Term Investments †	—	$17,856,000	—	17,856,000
Total	$1,960,219,759	$17,856,000	—	$1,978,075,759

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$138,286,095
Gross unrealized depreciation	(314,009,732)

Net unrealized depreciation	$(175,723,637)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of June 30, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 25, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 25, 2009